UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TNB Financial Services, Inc.
Address:   325 North Broad Street
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan J. Hall
Title:  Chief Compliance Officer
Phone:  229-227-0600
Signature, Place, and Date of Signing:

   Susan J. Hall, Thomasville, Georgia    August 15, 2006

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $119,438

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4091 50645.00 SH       SOLE                 48045.00           2600.00
AT&T Inc                       COM              00206r102      218  7800.00 SH       SOLE                  7800.00
American SuperConductor        COM              030111108      442 50006.00 SH       SOLE                 47406.00           2600.00
Amgen, Inc.                    COM              031162100     3468 53170.00 SH       SOLE                 50570.00           2600.00
Amsouth Bancorporation         COM              032165102     2818 106542.00SH       SOLE                101142.00           5400.00
Anadarko Petroleum Corp        COM              032511107     3709 77769.00 SH       SOLE                 72369.00           5400.00
BP p.l.c. ADR                  ADR              055622104     2201 31616.00 SH       SOLE                 29716.00           1900.00
Biomet, Inc.                   COM              090613100     1279 40889.00 SH       SOLE                 38889.00           2000.00
Bristol-Myers Squibb           COM              110122108      235  9073.00 SH       SOLE                  9073.00
Brown & Brown, Inc.            COM              115236101      701 24000.00 SH       SOLE                 24000.00
Caterpillar, Inc               COM              149123101     4983 66904.00 SH       SOLE                 62704.00           4200.00
Chevron Corp                   COM              166764100     2956 47636.00 SH       SOLE                 44736.00           2900.00
Coca-Cola Company              COM              191216100     2020 46959.00 SH       SOLE                 42159.00           4800.00
Conagra Foods, Inc.            COM              205887102     3397 153635.00SH       SOLE                145235.00           8400.00
Dow Chemical                   COM              260543103     3927 100605.00SH       SOLE                 96805.00           3800.00
Duke Energy Company            COM              26441C105     5328 181404.00SH       SOLE                170304.00          11100.00
E.I. duPont de Nemours & Compa COM              263534109     1116 26832.00 SH       SOLE                 25432.00           1400.00
Emerson Electric               COM              291011104     5426 64739.00 SH       SOLE                 60239.00           4500.00
Exxon Mobil Corp               COM              30231G102     4747 77369.00 SH       SOLE                 73469.00           3900.00
Flowers Foods Inc              COM              343498101      243  8477.00 SH       SOLE                  8477.00
Fuelcell Energy Inc            COM              35952H106      478 49864.00 SH       SOLE                 49364.00            500.00
Genentech Inc                  COM              368710406     3639 44482.00 SH       SOLE                 41082.00           3400.00
General Electric               COM              369604103     4007 121566.00SH       SOLE                115566.00           6000.00
Honeywell, Inc                 COM              438516106     2546 63179.00 SH       SOLE                 59779.00           3400.00
IDACORP, Inc.                  COM              451107106     2278 66437.00 SH       SOLE                 63937.00           2500.00
Ingersoll-Rand Company Class A COM              G4776G101      881 20585.00 SH       SOLE                 20385.00            200.00
Intel Corp                     COM              458140100     2902 152716.00SH       SOLE                144516.00           8200.00
International Rectifier        COM              460254105     2204 56404.00 SH       SOLE                 52404.00           4000.00
Ishares Dow Jones Total Market COM              464287846      223  3589.00 SH       SOLE                  3589.00
Ishares Russell 2000           COM              464287655      342  4764.00 SH       SOLE                  4764.00
Ishares S&P 500 BARRA Growth   COM              464287309      335  5733.00 SH       SOLE                  5733.00
Ishares S&P 500/BARRA Value    COM              464287408      348  5063.00 SH       SOLE                  5063.00
Ishares S&P Global 100         COM              464287572      236  3562.00 SH       SOLE                  3562.00
Johnson & Johnson              COM              478160104     5062 84487.00 SH       SOLE                 80987.00           3500.00
Kellogg Co                     COM              487836108     1784 36838.00 SH       SOLE                 35438.00           1400.00
Lilly, Eli & Co                COM              532457108     1620 29317.00 SH       SOLE                 28117.00           1200.00
Medtronic, Inc.                COM              585055106     1121 23896.00 SH       SOLE                 22596.00           1300.00
Merck & Co., Inc               COM              589331107     2100 57644.00 SH       SOLE                 54344.00           3300.00
Microsoft Corp                 COM              594918104      233 10000.00 SH       SOLE                 10000.00
Pfizer, Inc                    COM              717081103     2612 111275.00SH       SOLE                105700.00           5575.00
Proctor & Gamble               COM              742718109     1970 35429.00 SH       SOLE                 33829.00           1600.00
Progress Energy Inc            COM              743263105     3728 86960.00 SH       SOLE                 83260.00           3700.00
Royal Dutch Shell PLC 'A' ADR  ADR              780259206      288  4300.00 SH       SOLE                  4300.00
Southern Co                    COM              842587107     4946 154318.00SH       SOLE                147918.00           6400.00
Sun-Rype Products Ltd          COM              866934409      176 14447.00 SH       SOLE                 14447.00
SunTrust Banks, Inc.           COM              867914103     6192 81199.00 SH       SOLE                 77299.00           3900.00
Synovus Financial Corp         COM              87161C105      221  8266.00 SH       SOLE                  8266.00
Texas Instruments              COM              882508104     2533 83640.00 SH       SOLE                 78740.00           4900.00
Thomasville Bancshares, Inc.   COM              884608100      305 13550.00 SH       SOLE                 13550.00
Verizon Communications         COM              92343V104     4533 135349.00SH       SOLE                128249.00           7100.00
Wal-Mart Stores, Inc.          COM              931142103      230  4771.00 SH       SOLE                  4771.00
Wells Fargo                    COM              949746101     6063 90389.00 SH       SOLE                 86389.00           4000.00